Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Leases
Charter-in vessels in operation
December 31, 2022	$30,603
December 31, 2023	30,558
December 31, 2024	30,508
December 31, 2025	30,368
December 31, 2026	30,257
December 31, 2027 and thereafter	166,021
Total	$318,315
Operating lease liabilities, including current portion	$243,804
Discount based on incremental borrowing rate	$74,511